Consolidated balance sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 73,653	$ 5,376	$ 2,952
Accounts receivable	444,997	161,632	72,744
Accounts receivable—related party	3,637	4,515	880
Prepaid expenses, and other current assets	19,331	6,213	6,516
Assets held for sale	1,805
Inventories	192,377	73,942	56,598
Total current assets	735,800	251,678	139,690
Property, plant, and equipment	1,231,205	827,865	782,249
Accumulated depreciation and depletion	(566,960)	(464,178)	(352,565)
Property, plant, and equipment, net	664,245	363,687	429,684
Investment in associate			1,260
Operating lease right-of-use assets	80,664
Deferred tax assets	3,316
Investments	49,752	4,244
Intangible assets	28,241	27,816
Goodwill	82,340
Other assets	19,267	17,145	6,643
Total assets	1,663,625	664,570	577,277
Current liabilities:
Accounts payable	178,905	121,070	76,374
Accounts payable—related party	37,577	21,275	18,488
Current portion of operating lease liabilities	9,160
Accrued expenses	159,304	38,149	29,890
Other current liabilities	15,835	34,400
Current portion of long-term debt	51,329	31,793	15,484
Total current liabilities	452,110	246,687	140,236
Long-term debt	427,961	235,128	205,369
Long-term debt—related party		34,645	54,860
Operating lease liabilities	75,397
Total liabilities	955,468	516,460	400,465
Commitments and contingencies
Redeemable noncontrolling interest	2,024,687
Stockholders' and members' equity
Members' equity		147,015
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding
Accumulated deficit	(1,410,780)
Accumulated other comprehensive (loss) income	(36)	56
Total stockholders' and members' equity attributable to ProFrac Holding Corp.	(1,409,393)	147,071	176,812
Noncontrolling interests	92,863	1,039
Total equity	(1,316,530)	148,110	176,812
Total stockholders' and members' (deficit) equity	(1,316,530)	148,110
Total liabilities, redeemable noncontrollable interest, and stockholders' and members' (deficit) equity	1,663,625	664,570	$ 577,277
Previously Reported [Member]
Stockholders' and members' equity
Total stockholders' and members' equity attributable to ProFrac Holding Corp.		$ 147,015
Common Class A
Stockholders' and members' equity
Common stock, value	412
Common Class B
Stockholders' and members' equity
Common stock, value	$ 1,011